INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

As of December 31, 2023 and 2022, inventories consist of:

	December 31, 2023	December 31, 2022
Raw materials	$3,379	$3,472
Finished goods	1,336,771	510,733
Inventories, gross	$1,340,150	$514,205
Allowance for slow-moving or obsolete inventories	(89,583)	(157,847)
Inventories, net	$1,250,567	$356,358